Income tax (Details 3) - USD ($) $ in Thousands	Aug. 31, 2024	Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences	$ 94,612	$ 89,940
Noncapital Losses [Member]
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences	93,678	88,377
Property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences	107	149
Financing Costs [Member]
IfrsStatementLineItems [Line Items]
Total unrecognized temporary differences	$ 827	$ 1,414